Cover	Nov. 30, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2021
Entity File Number	001-39884
Entity Registrant Name	HAMILTON LANE ALLIANCE HOLDINGS I, INC.
Entity Central Index Key	0001826814
Entity Tax Identification Number	85-4629508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 Washington Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	610
Local Phone Number	934-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	HLAHU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	HLAH
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	HLAHW
Security Exchange Name	NASDAQ